PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT
4.	PROPERTY AND EQUIPMENT

	Property and	Computer	Geological
	Buildings	Equipment	Equipment	Vehicles	Total
	$	$	$	$	$
Cost
Balance at January 1, 2020	—	—	—	45,949	45,949
Additions	836,009	15,860	336,020	258,551	1,446,440
Balance at December 31, 2020	836,009	15,860	336,020	304,500	1,492,389
Additions	1,291,476	16,532	487,102	226,740	2,021,850
Balance at December 31, 2021	2,127,485	32,392	823,122	531,240	3,514,239
Accumulated Depreciation
Balance at January 1, 2020	—	—	—	16,800	16,800
Depreciation	6,998	4,090	45,474	41,898	98,460
Balance at December 31, 2020	6,998	4,090	45,474	58,698	115,260
Depreciation	46,656	13,017	288,000	136,847	484,520
Balance at December 31, 2021	53,654	17,107	333,474	195,545	599,780
Carrying Amount
At December 31, 2020	829,011	11,770	290,546	245,802	1,377,129
At December 31, 2021	2,073,831	15,285	489,648	335,695	2,914,459